COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
19. COMMITMENTS AND CONTINGENCIES
Litigation, Claims and Assessments
We are involved in litigation incidental to the operation of our business. We vigorously defend all matters in which we or our subsidiaries are named defendants and, for insurable losses, maintain significant levels of insurance to protect against adverse judgments, claims or assessments that may affect us. Although the adequacy of existing insurance coverage and the outcome of any legal proceedings cannot be predicted with certainty, based on the current information available, we do not believe the ultimate liability associated with any known claims or litigation will have a material adverse effect on our financial condition or results of operations.
Self-Insurance
Self-insurance reserves are maintained relative to company-wide casualty insurance and health benefit programs. The level of exposure from catastrophic events is limited by the purchase of stop-loss and aggregate liability reinsurance coverage. When estimating the self-insurance liabilities and related reserves, management considers a number of factors, which include historical claims experience, demographic factors, severity factors, and valuations provided by independent third-party actuaries. Management reviews its assumptions with its independent third-party actuaries to evaluate whether the self-insurance reserves are adequate. If actual claims or adverse development of loss reserves occur and exceed these estimates, additional reserves may be required. Reserves in the amounts of $5,404 and $3,062 at December 31, 2020 and 2019, respectively, were established related to such programs and are included in accrued expenses and other current liabilities in our consolidated balance sheets.
Variable Interest Entity
As of December 31, 2020, in conjunction with our casualty insurance programs, limited equity interests are held in a captive insurance entity. The programs permit us to self-insure a portion of losses, to gain access to a wide array of safety-related services, to pool insurance risks and resources in order to obtain more competitive pricing for administration and reinsurance and to limit risk of loss in any particular year. The entity meets the definition of Variable Interest Entity (“VIE”); however, we do not meet the requirements to include this entity in the consolidated financial statements. The maximum exposure to loss related to our involvement with this entity is limited to approximately $3,600.
At December 31, 2020, we have a cash deposit of $2,400 with the captive insurance entity as collateral to cover any contingency related to additional risk assessments pertaining to our self-insurance programs. See “Self-Insurance” above for further information on commitments associated with the insurance programs. At December 31, 2020, there were no other entities that met the definition of a VIE.
Purchase Obligations
At December 31, 2020, we were obligated under various
non-cancelable
purchase orders with our key suppliers for goods aggregating approximately $32,000, of which approximately $13,000 is with Carrier and its affiliates.